Summary of Significant Accounting Policies - Convertible Preferred Stock (Details) - shares	Jul. 21, 2023	Dec. 12, 2022
Forward Merger
Number of shares to be received prior to merger	2.328
Old Aeon
Forward Merger
Number of shares to be received prior to merger		2.328